UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/17 (Unaudited)

COMMON STOCKS (98.5%)(a)
			Shares	Value

Aerospace and defense (2.0%)

Boeing Co. (The)			95,000	$17,558,850

Northrop Grumman Corp.			51,200	12,593,152

TransDigm Group, Inc.(S)			30,000	7,401,900

				37,553,902
Airlines (1.5%)

American Airlines Group, Inc.(S)			103,000	4,389,860

Southwest Airlines Co.			295,300	16,601,766

United Continental Holdings, Inc.(NON)			91,800	6,445,278

				27,436,904
Auto components (0.9%)

Goodyear Tire & Rubber Co. (The)			211,400	7,659,022

Lear Corp.			68,700	9,800,742

				17,459,764
Banks (8.0%)

Bank of America Corp.			1,635,942	38,182,886

Citigroup, Inc.			506,017	29,915,725

Fifth Third Bancorp			267,939	6,545,750

JPMorgan Chase & Co.			771,373	67,109,451

Regions Financial Corp.			798,300	10,976,625

				152,730,437
Beverages (2.3%)

Dr. Pepper Snapple Group, Inc.			153,484	14,066,809

PepsiCo, Inc.			250,400	28,365,312

				42,432,121
Biotechnology (4.0%)

Alexion Pharmaceuticals, Inc.(NON)			53,900	6,887,342

Amgen, Inc.			153,194	25,019,644

Biogen, Inc.(NON)			54,800	14,862,308

Celgene Corp.(NON)			105,000	13,025,250

Gilead Sciences, Inc.			179,200	12,284,160

United Therapeutics Corp.(NON)			25,500	3,205,350

				75,284,054
Building products (0.5%)

Johnson Controls International PLC			231,232	9,612,314

				9,612,314
Capital markets (4.4%)

AllianceBernstein Holding LP			79,900	1,829,710

Ameriprise Financial, Inc.			71,600	9,154,060

E*Trade Financial Corp.(NON)			180,000	6,219,000

Goldman Sachs Group, Inc. (The)			130,700	29,250,660

KKR & Co. LP			459,700	8,725,106

Morgan Stanley			413,800	17,946,506

State Street Corp.			113,300	9,505,870

				82,630,912
Chemicals (1.5%)

Albemarle Corp.			88,400	9,627,644

Dow Chemical Co. (The)			155,843	9,786,940

E. I. du Pont de Nemours & Co.			79,200	6,316,200

Sociedad Quimica y Minera de Chile SA ADR (Chile)			94,700	3,366,585

				29,097,369
Commercial services and supplies (0.6%)

Republic Services, Inc.			122,800	7,735,172

Stericycle, Inc.(NON)			52,500	4,480,350

				12,215,522
Communications equipment (1.7%)

Cisco Systems, Inc.			960,900	32,737,863

				32,737,863
Construction and engineering (0.1%)

Quanta Services, Inc.(NON)			76,100	2,696,984

				2,696,984
Construction materials (0.4%)

Forterra, Inc.(NON)			398,232	7,661,984

				7,661,984
Consumer finance (1.2%)

Capital One Financial Corp.			133,400	10,722,692

Discover Financial Services			202,000	12,643,180

				23,365,872
Diversified financial services (0.6%)

Capitol Acquisition Corp. III (Units)(NON)			179,750	2,049,150

Easterly Acquisition Corp.(NON)			736,300	7,326,185

Gores Holdings II, Inc. (Units)(NON)			225,000	2,322,000

				11,697,335
Diversified telecommunication services (1.3%)

AT&T, Inc.			627,352	24,861,960

				24,861,960
Electric utilities (1.2%)

Edison International			66,600	5,326,002

Entergy Corp.			92,800	7,076,928

Exelon Corp.			275,700	9,547,491

				21,950,421
Electrical equipment (0.5%)

Rockwell Automation, Inc.			63,500	9,991,725

				9,991,725
Energy equipment and services (1.1%)

Baker Hughes, Inc.			187,411	11,126,591

Nabors Industries, Ltd.			257,700	2,664,618

Select Energy Services Class A(F)(NON)			390,557	5,402,575

Select Energy Services Class A (New York Stock Exchange)(NON)			99,455	1,528,623

				20,722,407
Equity real estate investment trusts (REITs) (1.0%)

Armada Hoffler Properties, Inc.(R)			531,044	7,572,687

Easterly Government Properties, Inc.(R)(S)			536,744	10,799,289

				18,371,976
Food and staples retail (4.0%)

CVS Health Corp.			144,510	11,913,404

Wal-Mart Stores, Inc.			318,400	23,937,312

Walgreens Boots Alliance, Inc.			330,262	28,580,873

Whole Foods Market, Inc.			288,400	10,489,108

				74,920,697
Food products (1.4%)

Campbell Soup Co.			206,300	11,870,502

Kraft Heinz Co. (The)			87,000	7,863,930

Tyson Foods, Inc. Class A			112,000	7,197,120

				26,931,552
Gas utilities (0.3%)

UGI Corp.			94,800	4,755,168

				4,755,168
Health-care equipment and supplies (2.1%)

Baxter International, Inc.			239,900	13,357,632

Becton Dickinson and Co.			69,300	12,957,021

C.R. Bard, Inc.			15,500	4,765,940

Danaher Corp.			96,300	8,024,679

				39,105,272
Health-care providers and services (3.2%)

Aetna, Inc.			95,200	12,858,664

Anthem, Inc.			57,800	10,282,042

Cardinal Health, Inc.			45,100	3,273,809

Express Scripts Holding Co.(NON)			151,200	9,274,608

HCA Holdings, Inc.(NON)			129,300	10,888,353

McKesson Corp.			93,200	12,888,628

				59,466,104
Hotels, restaurants, and leisure (1.4%)

Del Taco Restaurants, Inc.(NON)(S)			286,340	3,765,371

Las Vegas Sands Corp.			82,400	4,860,776

Penn National Gaming, Inc.(NON)			306,893	5,671,383

Playa Hotels & Resorts NV(NON)			360,718	3,747,860

Wyndham Worldwide Corp.			84,300	8,034,633

				26,080,023
Household durables (0.7%)

New Home Co., Inc. (The)(NON)			200,147	2,333,714

PulteGroup, Inc.			466,200	10,568,754

				12,902,468
Independent power and renewable electricity producers (0.4%)

NRG Energy, Inc.			445,500	7,528,950

				7,528,950
Industrial conglomerates (1.4%)

General Electric Co.			902,600	26,166,374

				26,166,374
Insurance (2.0%)

Admiral Group PLC (United Kingdom)			75,608	1,969,320

American International Group, Inc.			151,850	9,249,184

Assured Guaranty, Ltd.			146,700	5,593,671

Hartford Financial Services Group, Inc. (The)			144,900	7,007,364

Lincoln National Corp.			141,000	9,296,130

Prudential Financial, Inc.			44,200	4,730,726

				37,846,395
Internet and direct marketing retail (1.2%)

Amazon.com, Inc.(NON)			23,200	21,459,768

FabFurnish GmbH (acquired 8/2/13, cost $31) (Private) (Brazil)(F)(RES)(NON)			46	38

Global Fashion Group SA (acquired 8/2/13, cost $1,535,904) (Private) (Brazil)(F)(RES)(NON)			36,256	323,966

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $31) (Private) (Brazil)(F)(RES)(NON)			23	19

New Middle East Other Assets GmbH (acquired 8/2/13, cost $12) (Private) (Brazil)(F)(RES)(NON)			9	7

				21,783,798
Internet software and services (4.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			38,600	4,458,300

Alphabet, Inc. Class A(NON)			19,200	17,750,784

Alphabet, Inc. Class C(NON)			50,894	46,107,928

Facebook, Inc. Class A(NON)			126,000	18,931,500

MiX Telematics, Ltd. ADR (South Africa)(S)			152,333	962,745

				88,211,257
IT Services (2.4%)

Conduent, Inc.(NON)			207,000	3,376,170

DXC Technology Co.(NON)			192,326	14,489,841

IBM Corp.			94,800	15,195,492

MasterCard, Inc. Class A			96,600	11,236,512

				44,298,015
Machinery (1.4%)

Ingersoll-Rand PLC			141,000	12,513,750

Parker Hannifin Corp.			58,700	9,438,960

Trinity Industries, Inc.			133,896	3,601,802

				25,554,512
Media (3.4%)

CBS Corp. Class B (non-voting shares)			201,200	13,391,872

Charter Communications, Inc. Class A(NON)			12,838	4,431,164

Comcast Corp. Class A			730,600	28,632,214

DISH Network Corp. Class A(NON)			114,300	7,365,492

Live Nation Entertainment, Inc.(NON)			297,400	9,564,384

				63,385,126
Metals and mining (1.0%)

ArcelorMittal ADR (France)(NON)(S)			594,800	4,639,440

Freeport-McMoRan, Inc. (Indonesia)(NON)			440,700	5,618,925

Nucor Corp.			138,500	8,494,205

				18,752,570
Mortgage real estate investment trusts (REITs) (0.3%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)			216,906	4,754,580

				4,754,580
Multiline retail (0.8%)

Macy's, Inc.			179,000	5,230,380

Target Corp.			164,400	9,181,740

				14,412,120
Oil, gas, and consumable fuels (5.7%)

Anadarko Petroleum Corp.			220,900	12,595,718

Cheniere Energy, Inc.(NON)			47,600	2,158,660

ConocoPhillips			340,200	16,298,982

Enterprise Products Partners LP			380,400	10,392,528

EOG Resources, Inc.			53,100	4,911,750

Exxon Mobil Corp.			236,025	19,271,441

Kimbell Royalty Partners LP(NON)			266,172	5,035,974

Marathon Oil Corp.			342,100	5,087,027

Noble Energy, Inc.			196,900	6,365,777

Plains GP Holdings LP Class A			122,119	3,635,483

Royal Dutch Shell PLC ADR Class A (United Kingdom)(S)			121,191	6,324,958

Scorpio Tankers, Inc.			694,900	3,057,560

Suncor Energy, Inc. (Canada)			150,600	4,722,816

Valero Energy Corp.			138,700	8,961,407

				108,820,081
Pharmaceuticals (5.0%)

Eli Lilly & Co.			133,100	10,922,186

Jazz Pharmaceuticals PLC(NON)			46,411	7,392,344

Johnson & Johnson			303,100	37,423,757

Merck & Co., Inc.			288,100	17,957,273

Pfizer, Inc.			579,226	19,647,346

				93,342,906
Professional services (0.2%)

ManpowerGroup, Inc.			39,300	3,968,514

				3,968,514
Real estate management and development (0.7%)

CBRE Group, Inc. Class A(NON)			200,500	7,179,905

Kennedy-Wilson Holdings, Inc.			287,900	5,873,160

				13,053,065
Road and rail (0.7%)

Norfolk Southern Corp.			119,900	14,087,051

				14,087,051
Semiconductors and semiconductor equipment (4.3%)

Analog Devices, Inc.			96,400	7,345,680

Applied Materials, Inc.			340,400	13,823,644

Intel Corp.			490,000	17,713,500

Lam Research Corp.			89,300	12,935,105

Qorvo, Inc.(NON)			91,200	6,204,336

Qualcomm, Inc.			250,900	13,483,366

Texas Instruments, Inc.			124,200	9,834,156

				81,339,787
Software (5.2%)

Dell Technologies, Inc. Class V(NON)			161,825	10,860,076

Microsoft Corp.			1,045,000	71,540,700

Oracle Corp.			356,534	16,029,769

				98,430,545
Specialty retail (3.5%)

American Eagle Outfitters, Inc.(S)			175,100	2,467,159

Best Buy Co., Inc.			213,100	11,040,711

Carvana Co.(NON)			103,541	1,553,115

Gap, Inc. (The)			239,000	6,261,800

Home Depot, Inc. (The)			138,100	21,557,410

Lowe's Cos., Inc.			169,700	14,404,136

Ross Stores, Inc.			136,900	8,898,500

				66,182,831
Technology hardware, storage, and peripherals (5.3%)

Apple, Inc.			510,669	73,357,603

Hewlett Packard Enterprise Co.			460,592	8,580,829

HP, Inc.			479,492	9,024,039

NCR Corp.(NON)			87,500	3,609,375

Xerox Corp.			728,500	5,237,915

				99,809,761
Trading companies and distributors (0.3%)

United Rentals, Inc.(NON)			52,200	5,724,252

				5,724,252
Wireless telecommunication services (0.7%)

T-Mobile US, Inc.(NON)			191,400	12,875,478

				12,875,478

Total common stocks (cost $1,497,075,479)				$1,855,001,078

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
			Shares	Value

American Tower Corp. $5.50 cv. pfd.(R)			37,928	$4,390,166

Iridium Communications, Inc. 7.00% cv. pfd.(S)			27,936	3,275,496

Total convertible preferred stocks (cost $6,586,400)				$7,665,662

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			$2,655,000	$3,249,056

Total convertible bonds and notes (cost $2,655,000)				$3,249,056

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Easterly Acquisition Corp.	7/29/20	$11.50	368,150	$110,445

Playa Hotels & Resorts NV	3/10/22	11.50	360,718	277,753

Total warrants (cost $455,052)				$388,198

SHORT-TERM INVESTMENTS (3.0%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 1.05%(AFF)			35,450,150	$35,450,150

Putnam Short Term Investment Fund 0.87%(AFF)			20,183,261	20,183,261

Total short-term investments (cost $55,633,411)				$55,633,411

TOTAL INVESTMENTS

Total investments (cost $1,562,405,342)(b)				$1,921,937,405

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,883,933,677.
(b)	The aggregate identified cost on a tax basis is $1,561,775,632, resulting in gross unrealized appreciation and depreciation of $425,481,060 and $65,319,287, respectively, or net unrealized appreciation of $360,161,773.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $324,030, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$38,099,275	$299,179,823	$301,828,948	$209,804	$35,450,150
	Putnam Short Term Investment Fund**	19,934,860	207,909,207	207,660,806	124,974	20,183,261
	Totals	$58,034,135	$507,089,030	$509,489,754	$334,778	$55,633,411
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $35,450,150, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $34,440,533.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$221,882,100	$—	$324,030
Consumer staples	144,284,370	—	—
Energy	124,139,913	5,402,575	—
Financials	313,025,531	—	—
Health care	267,198,336	—	—
Industrials	175,008,054	—	—
Information technology	444,827,228	—	—
Materials	55,511,923	—	—
Real estate	31,425,041	—	—
Telecommunication services	37,737,438	—	—
Utilities	34,234,539	—	—
Total common stocks	1,849,274,473	5,402,575	324,030
Convertible bonds and notes	—	3,249,056	—
Convertible preferred stocks	—	7,665,662	—
Warrants	388,198	—	—
Short-term investments	20,183,261	35,450,150	—

Totals by level	$1,869,845,932	$51,767,443	$324,030

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$388,198	$—

Total	$388,198	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 27, 2017